Earnings Per Equity Share - Summary of Diluted Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 122,191	$ 1,610	₨ 107,946	₨ 97,218
Weighted average number of equity shares outstanding	5,466,705,840	5,466,705,840	5,649,265,885	5,833,384,018
Effect of dilutive equivalent share options	15,377,598	15,377,598	12,391,937	14,439,221
Weighted average number of equity shares for diluted earnings per share	5,482,083,438	5,482,083,438	5,661,657,822	5,847,823,239
Diluted earnings per share | (per share)	₨ 22.29	$ 0.29	₨ 19.07	₨ 16.62